Schedule of Investments - Virtus WMC International Dividend ETF

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.1%
Australia - 13.1%
Aurizon Holdings Ltd.	22,781	$56,698
BHP Group Ltd.	8,866	290,554
BHP Group Ltd.*	3,642	114,959
Magellan Financial Group Ltd.	845	11,119
Rio Tinto Ltd.	1,697	133,857
Rio Tinto PLC	3,221	224,610
Transurban Group	302	2,658
Wesfarmers Ltd.	1,856	69,170
Total Australia		903,625
Belgium - 0.6%
Proximus SADP	1,942	39,522
Canada - 9.0%
Algonquin Power & Utilities Corp.	6,315	90,168
Bank of Nova Scotia (The)	974	70,157
BCE, Inc.	1,444	75,429
Canadian Imperial Bank of Commerce	590	74,087
Great-West Lifeco, Inc.	1,685	52,638
IGM Financial, Inc.	893	31,374
Intact Financial Corp.	25	3,387
Manulife Financial Corp.	746	15,535
Power Corp. of Canada	1,045	33,591
Royal Bank of Canada	162	18,470
TC Energy Corp.	1,257	64,909
TELUS Corp.	3,043	71,601
Toronto-Dominion Bank (The)	285	22,827
Total Canada		624,173
China - 0.5%
BOC Hong Kong Holdings Ltd.	5,147	19,804
SITC International Holdings Co., Ltd.	4,436	16,783
Total China		36,587
Denmark - 0.9%
AP Moller - Maersk A/S Class B	11	39,313
Tryg A/S	927	21,898
Total Denmark		61,211
Finland - 1.8%
Fortum Oyj	791	21,372
Kone Oyj Class B	957	61,519
Nordea Bank Abp	398	4,693
Orion Oyj Class B	520	21,060
Sampo Oyj Class A	370	18,227
Total Finland		126,871
France - 7.9%
Amundi SA(1)	101	7,790
AXA SA	2,780	87,308
Bouygues SA	941	32,973
Danone SA	285	17,690
La Francaise des Jeux SAEM(1)	167	6,874
Orange SA	4,223	49,436
Sanofi	2,563	267,063
TotalEnergies SE	1,324	74,699
Total France		543,833
Germany - 8.7%
Allianz SE	1,246	318,247
BASF SE	1,760	133,505
Deutsche Post AG	882	52,507
E.ON SE	1,506	20,675
Daimler AG	527	41,402
SAP SE	155	19,224
Siemens AG	127	19,958
Total Germany		605,518
Hong Kong - 3.3%
CK Infrastructure Holdings Ltd.	2,906	17,890
CLP Holdings Ltd.	1,388	13,867
Hang Seng Bank Ltd.	818	16,146
HKT Trust & HKT Ltd.	17,022	23,185
Hong Kong Exchanges & Clearing Ltd.	169	9,502
Link REIT	444	3,801
MTR Corp. Ltd.	1,914	10,334
New World Development Co., Ltd.	1,966	7,993
Power Assets Holdings Ltd.	13,135	80,609
Sino Land Co., Ltd.	20,718	26,784
Sun Hung Kai Properties Ltd.	762	9,260
Xinyi Glass Holdings Ltd.	4,389	11,568
Total Hong Kong		230,939
Italy - 3.1%
Assicurazioni Generali SpA	4,533	94,620
Enel SpA	3,397	25,879
Eni SpA	1,755	26,239
Snam SpA	10,667	59,439
Terna - Rete Elettrica Nazionale	984	7,683
Total Italy		213,860
Japan - 15.7%
Bandai Namco Holdings, Inc.	356	24,770
Bridgestone Corp.	545	23,741
Canon, Inc.	1,232	28,996
Chugai Pharmaceutical Co., Ltd.	88	2,838
Daito Trust Construction Co., Ltd.	86	9,790
Disco Corp.	70	18,917
FANUC Corp.	42	8,197
ITOCHU Corp.	574	18,290
Itochu Techno-Solutions Corp.	651	17,593
Japan Exchange Group, Inc.	129	2,636
Japan Tobacco, Inc.	3,210	63,988
KDDI Corp.	1,040	32,941
Kirin Holdings Co., Ltd.	631	10,072
Kyocera Corp.	379	23,169
Mitsubishi Corp.	2,114	71,220
Mitsui & Co., Ltd.	4,362	108,159
MS&AD Insurance Group Holdings, Inc.	589	20,094
Nintendo Co., Ltd.	171	83,449
Obic Co., Ltd.	109	17,778
Otsuka Corp.	685	27,530
SBI Holdings, Inc.	317	8,104
SCSK Corp.	277	4,638
Sekisui House Ltd.	3,044	61,221
Seven & i Holdings Co., Ltd.	184	8,943
SoftBank Corp.	7,974	99,363
Sumitomo Corp.	1,371	21,099
Takeda Pharmaceutical Co., Ltd.	1,491	43,118
Tokyo Electron Ltd.	85	40,424
Toyota Motor Corp.	2,733	53,328
Trend Micro, Inc.	1,100	57,925

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
USS Co., Ltd.	4,547	$73,729
Total Japan		1,086,060
Netherlands - 0.9%
ASML Holding NV	13	8,678
Koninklijke Ahold Delhaize NV	1,092	35,277
Randstad NV	328	21,210
Total Netherlands		65,165
Norway - 1.8%
Gjensidige Forsikring ASA	1,115	27,154
Telenor ASA	6,032	99,460
Total Norway		126,614
Portugal - 0.1%
Galp Energia SGPS SA	521	5,723
Russia - 0.1%
Evraz PLC	593	3,982
Singapore - 2.6%
Ascendas Real Estate Investment Trust	12,943	26,443
CapitaLand Integrated Commercial Trust	21,633	31,066
Mapletree Logistics Trust	6,047	7,565
Oversea-Chinese Banking Corp. Ltd.	2,739	25,282
Singapore Exchange Ltd.	1,388	9,565
Singapore Technologies Engineering Ltd.	10,643	29,386
United Overseas Bank Ltd.	1,068	23,685
Venture Corp. Ltd.	2,204	28,713
Total Singapore		181,705
Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	675	16,903
Enagas SA	3,413	73,619
Endesa SA	961	21,425
Naturgy Energy Group SA	1,447	45,729
Red Electrica Corp. SA	1,792	36,056
Total Spain		193,732
Sweden - 1.0%
Evolution AB(1)	16	1,948
Svenska Handelsbanken AB Class A	956	10,123
Tele2 AB Class B	3,485	50,436
Telia Co. AB	1,552	6,093
Total Sweden		68,600
Switzerland - 10.3%
ABB Ltd.	564	19,300
Adecco Group AG	302	14,281
EMS-Chemie Holding AG	23	23,071
Kuehne + Nagel International AG	76	21,349
Nestle SA	147	18,890
Novartis AG	3,225	278,875
Roche Holding AG	161	62,009
SGS SA	6	16,997
Swiss Life Holding AG	22	14,055
Zurich Insurance Group AG	507	241,121
Total Switzerland		709,948
United Kingdom - 13.1%
Admiral Group PLC	2,046	86,512
Aviva PLC	1,706	9,962
BAE Systems PLC	5,150	39,978
British American Tobacco PLC	4,369	185,883
GlaxoSmithKline PLC	6,031	133,265
Imperial Brands PLC	4,021	94,719
Legal & General Group PLC	6,978	26,972
National Grid PLC	2,539	36,865
Persimmon PLC	1,642	52,867
Phoenix Group Holdings PLC	7,493	66,531
Unilever PLC	3,429	174,667
Total United Kingdom		908,221
United States - 1.8%
Swiss Re AG	1,135	122,852
Total Common Stocks
(Cost $6,497,543)		6,858,741

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Porsche Automobil Holding SE, 2.53%	154	14,256

Total Preferred Stocks
(Cost $10,878)		14,256
RIGHT - 0.0%(2)
Spain - 0.0%(2)
ACS Actividades de Construccion y Servicios SA, expiring 02/02/22*
(Cost $361)	675	353

TOTAL INVESTMENTS - 99.3%
(Cost $6,508,782)		6,873,350
Other Assets in Excess of Liabilities - 0.7%		51,824
Net Assets - 100.0%		$6,925,174

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2022, the aggregate value of these securities was $16,612, or 0.2% of net assets.
(2)	Amount rounds to less than 0.05%.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

January 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$6,858,741	$—	$—	$6,858,741
Preferred Stocks	14,256	—	—	14,256
Right	—	353	—	353
Total	$6,872,997	$353	$—	$6,873,350

Sector Breakdown
As of January 31, 2022 (based on net assets)

Financials	23.5%
Materials	13.3%
Health Care	11.7%
Industrials	10.3%
Communication Services	9.1%
Consumer Staples	8.8%
Utilities	8.0%
Consumer Discretionary	6.1%
Information Technology	4.2%
Energy	2.5%
Real Estate	1.8%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%